SCHEDULE OF SUBSCRIPTION FINANCIAL LIABILITIES (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Fair Value Disclosures [Abstract]
Term Remaining	6 months 10 days
Share Price	$ 11.50
Risk-Free Rate	0.0440